Finance Income & Costs	12 Months Ended
Mar. 31, 2026
Finance Costs Disclosure [Abstract]
Finance Income & Costs
20.
FINANCE INCOME & COSTS

	Successor	Successor	Successor	Predecessor
	For the year ended March 31, 2026	For the year ended March 31, 2025	For the period June 16, 2023 through March 31, 2024	For the period April 1 through June 15, 2023
	US$’000	US$’000	US$’000	US$’000
Finance income
Interest income from banks	3,500	339	55	9
Interest income from related parties	93	—	—	65
	3,593	339	55	74
Finance costs
Interest expenses from lease liability	347	221	125	24
Interest expenses from loans and borrowings	—	32	757	5
Interest expenses from related parties	—	—	—	162
Interest expenses from employees’ defined benefits obligation	57	31	33	9
	404	284	915	200